UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     April 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $5,401,465 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   123876  1324878 SH       DEFINED 01             862971        0   461907
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   296323  5390629 SH       DEFINED 01            3534929        0  1855700
AON CORP                       COM              037389103   270575  5109050 SH       DEFINED 01            3306560        0  1802490
BANK OF AMERICA CORPORATION    COM              060505104   186394 13983037 SH       DEFINED 01            9383923        0  4599114
BANK OF NEW YORK MELLON CORP   COM              064058100   246711  8259505 SH       DEFINED 01            5525440        0  2734065
BAXTER INTL INC                COM              071813109   249616  4642293 SH       DEFINED 01            3054439        0  1587854
BMC SOFTWARE INC               COM              055921100   209089  4203629 SH       DEFINED 01            2788082        0  1415547
CA INC                         COM              12673P105   188219  7784087 SH       DEFINED 01            5124009        0  2660078
CISCO SYS INC                  COM              17275R102   201668 11759038 SH       DEFINED 01            7691083        0  4067955
COVIDIEN PLC                   SHS              G2554F105   285862  5503693 SH       DEFINED 01            3592900        0  1910793
FIDELITY NATL INFORMATION SV   COM              31620M106   303417  9281635 SH       DEFINED 01            6005797        0  3275838
FISERV INC                     COM              337738108   273112  4354465 SH       DEFINED 01            2907331        0  1447134
HEWLETT PACKARD CO             COM              428236103   236063  5761859 SH       DEFINED 01            3748619        0  2013240
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   229972  2936684 SH       DEFINED 01            2031693        0   904991
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   188348  2044369 SH       DEFINED 01            1332872        0   711497
NALCO HOLDING COMPANY          COM              62985Q101   130420  4775534 SH       DEFINED 01            3074426        0  1701108
ORACLE CORP                    COM              68389X105   301847  9028565 SH       DEFINED 01            5800836        0  3227729
PFIZER INC                     COM              717081103   278797 13727063 SH       DEFINED 01            8868718        0  4858345
QUEST DIAGNOSTICS INC          COM              74834L100   182278  3157978 SH       DEFINED 01            2058840        0  1099138
TE CONNECTIVITY LTD            COM              H84989104   260718  7487581 SH       DEFINED 01            4840643        0  2646938
THERMO FISHER SCIENTIFIC INC   COM              883556102   245466  4418825 SH       DEFINED 01            2922260        0  1496565
TJX COS INC NEW                COM              872540109   244856  4923707 SH       DEFINED 01            3272259        0  1651448
YUM BRANDS INC                 COM              988498101   267838  5212886 SH       DEFINED 01            3375288        0  1837598